Operating Segment Information - Schedule of Geographical Areas Based on Location of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Media and entertainment services
Revenue from contract with customers	$ 45,705	$ 41,991	$ 19,845
Non-current assets	1,251,606	1,089,411	469,716
Media and entertainment [Member]
Media and entertainment services
Revenue from contract with customers	17,740	18,859	14,422
Hotel operation, hospitality and VIP services [Member]
Media and entertainment services
Revenue from contract with customers	27,965	23,132	5,423
China (including Hong Kong) [Member]
Media and entertainment services
Non-current assets	179,894	180,313	179,221
China (including Hong Kong) [Member] | Media and entertainment [Member]
Media and entertainment services
Revenue from contract with customers	241	666	34
China (including Hong Kong) [Member] | Hotel operation, hospitality and VIP services [Member]
Media and entertainment services
Revenue from contract with customers	6,211	5,801	5,423
Europe [Member]
Media and entertainment services
Non-current assets	119,242	119,527	119,152
Europe [Member] | Media and entertainment [Member]
Media and entertainment services
Revenue from contract with customers	8,192	9,660	6,589
America [Member]
Media and entertainment services
Non-current assets	48,005	48,068	15,414
America [Member] | Media and entertainment [Member]
Media and entertainment services
Revenue from contract with customers	5,271	4,866	5,157
Southeast Asia [Member]
Media and entertainment services
Non-current assets	368,095	346,166	95,686
Southeast Asia [Member] | Media and entertainment [Member]
Media and entertainment services
Revenue from contract with customers	4,036	3,667	2,642
Southeast Asia [Member] | Hotel operation, hospitality and VIP services [Member]
Media and entertainment services
Revenue from contract with customers	21,754	17,331
Non-current assets [Member]
Media and entertainment services
Non-current assets	715,236	694,074	409,473
Revenue from contract with customers [Member]
Media and entertainment services
Revenue from contract with customers	$ 45,705	$ 41,991	$ 19,845